NOTE 3 – ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
NOTE 3 - ACCOUNTS RECEIVABLE

	December 31,	December 31,
	2021	2020

Deposit	$2,682	$2,500
UK VAT Receivable	15,084	11,867
Prepayments	200	—
Accounts receivable	$17,966	$14,367